May 2, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN.:		Office of Filings, Information and Consumer Services

RE:		Smith Barney Investment Funds Inc. (the "Fund")

		File No. 002-74288, Accession Number:  0000091155-97-000216

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of each of the Fund's do not differ from that contained in Post-Effective Amendment No. 44 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 1997.

	Any comments on this filing should be directed to the undersigned at (212) 816-6393. Please return an electronic transmittal as evidence of your receipt of this filing.

					Very truly yours,




					/s/ Robert A. Vegliante
					Robert A. Vegliante
					Deputy General Counsel